real estate joint ventures and investment in associate (Tables)	12 Months Ended
Dec. 31, 2019
real estate joint ventures and investment in associate
Schedule of real estate joint ventures financial information

As at December 31 (millions)	2019	2018
ASSETS
Current assets
Cash and temporary investments, net	$15	$11
Escrowed deposits	—	4
Other	18	2
	33	17
Non-current assets
Investment property under development	318	256
Other	2	—
	320	256

	$353	$273
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$25	$19
Construction holdback liabilities	15	15
	40	34
Non-current liabilities
Construction credit facilities	312	207
Other	3	—
	315	207
	355	241
Owners’ equity
TELUS [1]	1	13
Other partners	(3)	19
	(2)	32
	$353	$273
(1)

The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

Years ended December 31 (millions)	2019	2018
Revenue
From investment property	$—	$21
Other operating income	$—	$345
Depreciation and amortization	$—	$5
Interest expense [1]	$—	$6
Net income (loss) and comprehensive income (loss) [2]	$(29)	$322
(1)	During the year ended December 31, 2019, the real estate joint venture capitalized $12 (2018 – $8) of financing costs.
(2)	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of joint ventures investment activity

	2019			2018
	Loans and			Loans and
Years ended December 31 (millions)	receivables [1]	Equity,net [2]	Total	receivables [1]	Equity,net [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	$—	$(4)	$(4)	$—	$171	$171
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other (Note 7)	4	—	4	3	—	3
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	35	—	35	22	—	22
Financing costs paid to us	(4)	—	(4)	(3)	—	(3)
Funds repaid to us and earnings distributed	—	(3)	(3)	—	(181)	(181)
Net increase (decrease)	35	(7)	28	22	(10)	12
Real estate joint ventures carrying amounts
Balance, beginning of period	69	5	74	47	15	62
Balance, end of period	$104	$(2)	$102	$69	$5	$74
(1)	Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities.
(2)

We account for our interests in the real estate joint ventures using the equity method of accounting. As at December 31, 2019, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in long-term liabilities (Note 27).

(3)	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of construction credit facility

As at December 31 (millions)	Note	2019	2018
Construction credit facility commitment – TELUS Corporation
Undrawn	4(c)	$10	$45
Advances		104	69
		114	114
Construction credit facility commitment – other		228	228
		$342	$342